INCOME TAXES	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

15. INCOME TAXES

(a) Provision for Income Taxes

Major items causing the Company's effective income tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2025 - 26.5%) were as follows:

	2026 $	2025 $

Loss before income taxes	(9,767,958)	(10,039,658)

Expected income tax recovery based on statutory rate	(2,514,000)	(2,661,000)
Adjustments to expected income tax benefit:
Share-based compensation	258,000	405,000
Non-deductible expenses and other	6,000	7,000
Gain on disposal of property and equipment	(104,000)	-
Change in benefit of tax assets not recognised	2,354,000	2,249,000
Deferred income tax provision (recovery)	-	-

b) Deferred Income Tax

The components of deferred tax are summarised below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2026	2025
	$	$

Recognised deferred tax assets and liabilities
Right-of-use assets	(36,000)	(78,000)
Lease liability	36,000	78,000
Net deferred tax assets	-	-

Deferred income tax assets have not been recognised in respect of the following deductible temporary differences:

	2026 $	2025 $

Non-capital loss carry-forwards	52,779,000	43,742,000
Property and equipment	771,000	390,000
Interest in exploration and evaluation property	28,256,000	28,256,000
Scientific research and development - Federal	512,000	512,000
Share issue costs	94,000	317,000
Lease liability	162,000	39,000
Deductible temporary differences	82,574,000	73,256,000

Deferred tax assets have not been recognised in respect of these temporary differences because it is not probable that future taxable profits will be available against which the Company can utilise the benefits.

c) Loss Carry-Forwards

The Company has available non-capital losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilised, the non-capital losses of approximately $52,780,000 will expire between the fiscal years ending March 31, 2031 and March 31, 2046.

The Company has approximately $31,373,000 of Canadian development and exploration expenditures as at March 31, 2026 (2025: $35,711,000), which under certain circumstances may be utilised to reduce the taxable income of future years.